Note 1 - Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2024
Notes to Financial Statements
Significant Accounting Policies [Text Block]

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF CONSOLIDATION:    The consolidated financial statements include the accounts of Friedman Industries, Incorporated and its subsidiary (collectively, the “Company”). All material intercompany amounts and transactions have been eliminated.

RECLASSIFICATIONS:   The consolidated financial statements for the previous fiscal year may include certain reclassifications to conform to the current presentation. To conform with the current year presentation, “Cost of products sold” on the consolidated statements of operations was broken down into four separate line items: "Cost of materials sold", "Processing and warehousing expense", "Delivery expense" and "Depreciation and Amortization". The Company believes this increased level of detail provides financial statement users with a better understanding of the Company's expenses. "Cost of materials sold" represent the delivered cost of inventory sold. "Processing and warehousing expense" represents the operating costs at our processing facilities. "Delivery expense" represents the costs of delivering products to customers. The amount the Company charged customers for delivery of products is reported within "Net sales" on the consolidated statements of operations. This reclassifications had no impact on previously reported net earnings or stockholder's equity.

BUSINESS COMBINATIONS:    The results of a business acquired in a business combination are included in the Company’s financial statements from the date of acquisition. The Company allocates the purchase price to the identifiable assets and liabilities of the acquired business at their acquisition date fair values. The excess of the purchase price over the amount allocated to the identifiable assets and liabilities, if any, is recorded as goodwill. Determining the fair value of assets acquired and liabilities assumed requires management to make significant judgments and estimates, including the selection of valuation methodologies, estimates of future revenue and cash flows, discount rates and selection of comparable companies. Acquisition-related transaction costs are expensed in the period in which the costs are incurred. Please refer to Note 2 for additional discussion of the acquisition completed by the Company during the fiscal year ended March 31, 2023.

REVENUE RECOGNITION:    Revenue is generated primarily from contracts to manufacture or process steel products and is recognized when performance obligations are complete. Generally, the Company’s performance obligations are satisfied, control of our products is transferred, and revenue is recognized at a single point in time, when title transfers to our customer for product shipped or when services are provided. Revenue is recorded in an amount that reflects the consideration expected to be received in exchange for those goods or services. SeeNote 14 for further information.

TRADE RECEIVABLES:    The Company’s receivables are recorded when billed, advanced or accrued and represent claims against third parties that will be settled in cash. The carrying value of the Company’s receivables, net of the allowance for credit losses and cash discounts allowed, represents their estimated net realizable value. The Company estimates its allowance for credit losses based on historical collection trends, the age of outstanding receivables and existing economic conditions. Trade receivables are generally considered past due after 30 days from invoice date. Past-due receivable balances are written-off when the Company’s internal collection efforts have been unsuccessful in collecting the amount due. The balance of the Company’s allowance for doubtful accounts was approximately $0.1 million and $0.2 million at March 31, 2024 and 2023, respectively.

INVENTORIES:    Both flat-roll segment and tubular segment inventories consist of raw material and finished goods. Cost for substantially all of the Company's inventory is determined using the average cost method. All inventories are valued at the lower of cost or net realizable value. The Company did not have any lower of cost or net realizable value adjustments during fiscal 2024 or fiscal 2023. Obsolete or slow-moving inventories are not significant based on the Company’s review of inventories. Accordingly, no allowance has been provided for such items. Flat-roll raw material inventory consists of steel coils the Company will process into sheet and plate. Flat-roll finished goods consists of processed sheet and plate inventory. Tubular raw material inventory consists of hot-rolled steel coils that the Company will manufacture into pipe. Tubular finished goods inventory consists of pipe the Company has manufactured.

The following is a summary of inventory by product group (in thousands):

	March 31,
	2024	2023
Flat-Roll raw material	$85,483	$63,113
Flat-Roll finished goods	17,030	13,082
Tubular raw material	4,185	5,193
Tubular finished goods	9,106	4,858
	$115,804	$86,246

DERIVATIVE INSTRUMENTS:    From time to time, the Company may use futures contracts to partially manage exposure to price risk. All of the futures contracts entered into during fiscal 2024 were classified as economic hedges of risk with mark-to-market ("MTM") accounting treatment. In prior fiscal years, the Company elected hedge accounting for some of its derivatives. For derivatives designated for hedge accounting and classified as cash flow hedges, changes in fair value are recognized as a component of other comprehensive income and reclassified into earnings during the period in which the hedged transaction affects earnings. For derivatives designated for hedge accounting and classified as fair value hedges, changes in fair value are recognized in the same balance sheet line as the hedged item until the hedged item affects earnings. For derivatives where hedge accounting is not elected, changes in fair value are immediately recognized in earnings. The Company has forward physical purchase supply agreements in place for a portion of its monthly physical steel needs. These supply agreements are not subject to mark-to-market accounting due to the Company electing the normal purchase normal sales exclusion provided in Accounting Standards Codification 815 - Derivatives and Hedging. SeeNote 7 for further information about the Company's derivative instruments.

PROPERTY, PLANT AND EQUIPMENT:    Property, plant and equipment is stated at cost except for assets acquired through business combination which are stated at their acquisition date fair value. Depreciation is calculated primarily by the straight-line method over the estimated useful lives of the various classes of assets as follows:

Buildings (in years)	20 to 40
Machinery and equipment (in years)	10 to 35
Yard improvements (in years)	5 to 15
Loaders and other rolling stock (in years)	5 to 15

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. The Company assesses recoverability by comparing the carrying amount of the asset or asset group to estimated undiscounted future cash flows expected to be generated by the asset or asset group. If an asset or asset group is considered impaired, the impairment loss to be recognized is measured as the amount by which the asset’s or asset group's carrying amount exceeds its estimated fair value. The Company did not identify any indicators of impairment during fiscal 2024 or fiscal 2023.

When property, plant and equipment is sold or otherwise disposed of, any gains or losses are reflected in income. If a loss on disposal is expected, such losses are recognized when the assets are reclassified as assets held for sale.

Maintenance and repairs are expensed as incurred.

POSTRETIREMENT BENEFITS OTHER THAN PENSIONS:    The Company maintains life insurance policies on each officer. From time to time and in its discretion, the Board of Directors of the Company has approved the transfer of the applicable policy to an officer upon their retirement. The Company’s accrued liability for these potential future transfers was approximately $0.1 million and $0.1 million at March 31, 2024 and 2023, respectively.

SHIPPING COSTS:    Sales are increased for freight billed to customers and freight costs are a component of cost of products sold and shown discretely as "Delivery expense" on the consolidated statements of operations.

SUPPLEMENTAL CASH FLOW INFORMATION:    The Company paid interest of approximately $3.0 million and $2.0 million in fiscal 2024 and fiscal 2023, respectively. The Company paid income taxes of approximately $3.9 million and $0.4 million in fiscal 2024 and fiscal 2023, respectively. During fiscal 2023, the Company issued 516,041 shares of common stock as part of the Plateplus business combination discussed in Note 2, resulting in non-cash investing activity of approximately $4.8 million. During fiscal 2023, there was a non-cash transaction of approximately $31,000 for the transfer of ownership of a life insurance policy maintained by the Company with respect to an officer from the Company to such officer upon his retirement.

INCOME TAXES:    The Company accounts for income taxes under the liability method, whereby the Company recognizes deferred tax assets and liabilities, which represent differences between the financial and income tax reporting bases of its assets and liabilities. Deferred tax assets and liabilities are determined based on temporary differences between income and expenses reported for financial reporting and tax reporting. The Company has assessed, using all available positive and negative evidences, the likelihood that the deferred tax assets will be recovered from future taxable income.

The Company has also analyzed tax positions taken on tax returns filed and does not believe that any are more likely than not to be overturned by the respective tax jurisdiction. Therefore, no liability for uncertain tax positions has been recognized.

USE OF ESTIMATES:    The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The more significant estimates and judgements for the Company include determining the fair value of assets acquired and liabilities assumed in the business combination discussed in Note 2. The determination of fair value requires management to make significant judgments and estimates, including the selection of valuation methodologies, estimates of future revenue and cash flows, discount rates and selection of comparable companies. Actual results could differ from these estimates.

FINANCIAL INSTRUMENTS:    Since the Company’s financial instruments are considered short-term in nature, their carrying values approximate fair value.

EARNINGS PER SHARE:   The Company uses the two-class method of calculating earnings per share, which determines earnings per share for each class of common stock and participating security as if all earnings of the period had been distributed. As the holders of restricted stock are entitled to receive non-forfeitable dividends during the restriction period, unvested shares of restricted stock qualify as participating securities. Unvested restricted shares participate on an equal basis with common shares; therefore, there is no difference in undistributed earnings allocated to each participating security. Unvested restricted stock is forfeitable until earned and therefore not considered outstanding for basic earnings per share. Net income per basic common share is computed using the weighted average number of common shares outstanding during the period and net income attributable to common stockholders is adjusted to allocate dividends paid to unvested shares as well as undistributed earnings. Net income per diluted common share is computed using the weighted average number of common shares and participating securities outstanding during the period.

ECONOMIC RELATIONSHIP:    The Company purchases its inventory from a limited number of suppliers. Loss of any of these suppliers could have a material adverse effect on the Company.

Flat-roll segment sales to O'Neal Steel accounted for approximately 16% and 15% of total Company sales in fiscal 2024 and fiscal 2023, respectively. No other customers accounted for 10% or more of total Company sales for either fiscal year.

The Company’s sales are concentrated primarily in the midwestern, southwestern, and southeastern regions of the United States and are primarily to customers in the steel distributing and fabricating industries. The Company performs periodic credit evaluations of the financial conditions of its customers and generally does not require collateral. Generally, receivables are due within 30 days.